Income Tax Expense - Detail of Income Tax Expense (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)	¥ 207,742	¥ 203,060	¥ 173,683
IFRS 9 [member]
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)	¥ 13,851	¥ 12,374	¥ 103,264